Property and Equipment, Net - Schedule Of Property Equipment And Software Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2024
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Test stands [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	Determined at the individual asset level
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	15 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment estimated useful lives	The remaining lease term beginning when the improvement is placed in service